CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets:
Cash	$ 36,497	$ 56,363		$ 6,566	$ 6,220
Accounts receivable	14	426			97
Inventories - Note 4	18,950	12,867			4,453
Ore on leach pads, current - Note 4	33,090	38,041			22,062
Prepaids and other - Note 5	4,565	4,303			2,648
Current assets	93,116	112,000			38,750
Ore on leach pads, non-current - Note 4	9,243	7,243			0
Other assets, non-current - Note 5	14,488	13,483			24,886
Plant, equipment, and mine development, net - Note 6	66,355	60,223			31,524
Restricted cash - Note 7	39,700	39,677		39,595	39,477
Total assets	222,902	232,626			134,637
Liabilities:
Accounts payable and accrued expenses	14,990	12,280			10,746
Other liabilities, current - Note 8	4,980	4,157			3,939
Debt, net, current - Note 9	7,441	5,120			553,965
Royalty obligation, current - Note 10	124	124			0
Current liabilities	27,535	21,681			569,496
Other liabilities, non-current - Note 8	1,375	1,650			0
Warrant liabilities, non-current - Note 11	5,897	15,389			18
Debt, net, non-current - Note 9	145,844	142,665			0
Royalty obligation, non-current - Note 10	29,813	29,839			0
Asset retirement obligation, non-current - Note 12	4,887	4,785			4,374
Total liabilities	215,351	216,009			573,888
Commitments and contingencies - Note 21
Stockholders' (deficit) equity
Common stock, $0.0001 par value; 400,000,000 shares authorized; 59,901,306 issued and outstanding at March 31, 2021; and 59,901,306 issued and outstanding at December 31, 2020	6	6	[1]		0	[1]
Additional paid-in capital	537,992	537,370	[1]		5,187	[1]
Accumulated deficit	(530,447)	(520,759)	[1]		(444,438)	[1]
Total stockholders' equity	7,551	16,617	[1]	$ (473,869)	(439,251)	[1]	$ (340,356)
Total liabilities and stockholders' equity	$ 222,902	$ 232,626			$ 134,637

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.